Cover	9 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--06-30
Entity Registrant Name	Standard Lithium Ltd
Entity Central Index Key	0001537137